Severance Indemnities and Pension Plans (Schedule of Projected Benefit Obligations, Accumulated Benefit Obligations, and Fair Value of Plan Assets for which Accumulated Benefit Obligations in Excess of Plan Assets) (Details) (JPY ¥)
In Millions
	Mar. 31, 2011	Mar. 31, 2010
Domestic Subsidiaries [Member]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligations	¥ 115,835	¥ 112,287
Accumulated benefit obligations	110,342	107,247
Fair value of plan assets	69,059	69,503
Foreign Offices and Subsidiaries [Member]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligations	27,588	40,061
Accumulated benefit obligations	26,927	38,926
Fair value of plan assets	¥ 12,750	¥ 23,855